Income Tax Expense - Schedule of Effective Income Tax Rate Reconciliation (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	$ (3,304,359)	$ (1,685,644)	$ (3,546,195)	$ (3,506,220)
Tax at the statutory tax rate of 25%	(826,090)	(421,411)	(886,549)	(876,555)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Permanent differences	168,291	131,747	332,974	355,356
Timing differences (not meeting deferred asset criteria)	(124,932)	(127,200)	(52,532)	1,334
Carry forward losses (not meeting deferred asset criteria)	782,731	416,864	606,107	519,865
Income tax expense